Stock-Based Compensation - Stock Option Activity under 2005 and 2012 Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Beginning balance	3,334,530
Stock Options Outstanding, Granted	1,041,972
Stock Options Outstanding, Canceled	(264,491)
Stock Options Outstanding, Exercised	(541,445)
Stock Options Outstanding, Ending balance	3,570,566
Stock Options Outstanding, Options exercisable	1,722,605
Stock Options Outstanding, Options vested and expected to vest	3,411,464
Weighted Average Exercise Price, Beginning balance	$ 3.48
Weighted Average Exercise Price, Granted	$ 14.24
Weighted Average Exercise Price, Canceled	$ 6.66
Weighted Average Exercise Price, Exercised	$ 3.07
Weighted Average Exercise Price, Ending balance	$ 6.45
Weighted Average Exercise Price, Options exercisable	$ 3.20
Weighted Average Exercise Price, Options vested and expected to vest	$ 6.26
Weighted Average Remaining Contractual Life, Beginning balance	8 years 2 months 12 days
Weighted Average Remaining Contractual Life, Ending balance	7 years 6 months 22 days
Weighted Average Remaining Contractual Life, Options exercisable	6 years 2 months 5 days
Weighted Average Remaining Contractual Life, Options vested and expected to vest	7 years 5 months 27 days
Aggregate Intrinsic Value, Beginning balance	$ 11,108
Aggregate Intrinsic Value, Ending balance	35,415
Aggregate Intrinsic Value, Options exercisable	22,474
Aggregate Intrinsic Value, Options vested and expected to vest	$ 34,441